PREFERRED LIFE VARIABLE ACCOUNT C

                                      of

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                             Financial Statements


                              December 31, 1995

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

INDEPENDENT AUDITORS' REPORT

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1995, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended.
These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1995, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.


                                             KPMG Peat Marwick LLP


Minneapolis, Minnesota
January 22, 1996


                                         PREFERRED LIFE VARIABLE ACCOUNT C
                                                         of
                                    PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                        Statements of Assets and Liabilities

                                                 December 31, 1995

                                                             Growth                              Real        U.S.
                                                 Money        and      Precious      High       Estate    Government
                                                Market       Income     Metals      Income    Securities  Securities
                                                 Fund         Fund       Fund        Fund        Fund        Fund
                                              -----------  ----------  ---------  ----------  ----------  ----------
Investments at net asset value:

 Franklin Valuemark Funds:
  Money Market Fund, 28,616,253
   shares, cost $28,616,253                   $28,616,253           -          -           -           -           -
  Growth and Income Fund, 4,394,911
   shares, cost $60,973,198                             -  75,328,781          -           -           -           -
  Precious Metals Fund, 517,704
   shares, cost $7,087,492                              -           -  7,289,270           -           -           -
  High Income Fund, 2,624,571
   shares, cost $33,346,493                             -           -          -  35,851,643           -           -
  Real Estate Securities Fund,
   825,468 shares, cost $12,476,703                     -           -          -           -  14,363,143           -
  U.S. Government Securities Fund,
   5,930,900 shares, cost $79,882,566                   -           -          -           -           -  83,032,596
                                              -----------  ----------  ---------  ----------  ----------  ----------

     Total assets                              28,616,253  75,328,781  7,289,270  35,851,643  14,363,143  83,032,596
                                              -----------  ----------  ---------  ----------  ----------  ----------

Liabilities:

 Accrued mortality and expense risk charges        40,678      78,913      9,742      38,776      17,536      87,383
 Accrued administrative charges                     4,881       9,469      1,169       4,653       2,104      10,486
                                              -----------  ----------  ---------  ----------  ----------  ----------

     Total liabilities                             45,559      88,382     10,911      43,429      19,640      97,869
                                              -----------  ----------  ---------  ----------  ----------  ----------

     Net assets                               $28,570,694  75,240,399  7,278,359  35,808,214  14,343,503  82,934,727
                                              ===========  ==========  =========  ==========  ==========  ==========

Contract owners' equity (note 5)              $28,570,694  75,240,399  7,278,359  35,808,214  14,343,503  82,934,727
                                              ===========  ==========  =========  ==========  ==========  ==========


See accompanying notes to financial statements.


                                   PREFERRED LIFE VARIABLE ACCOUNT C
                                                   of
                              PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                            Statements of Assets and Liabilities (Continued)

                                           December 31, 1995

                                                               Zero       Zero       Zero
                                                Utility       Coupon     Coupon     Coupon      Global
                                                 Equity       Fund -     Fund -     Fund -      Income
                                                  Fund         2000       2005       2010        Fund
                                              ------------  ----------  ---------  ---------  ----------
Investments at net asset value:

 Franklin Valuemark Funds:
  Utility Equity Fund, 6,473,700
   shares, cost $105,368,128                  $115,879,236           -          -          -           -
  Zero Coupon Fund - 2000, 1,649,204
   shares, cost $23,746,948                              -  25,941,979          -          -           -
  Zero Coupon Fund - 2005, 549,178
   shares, cost $8,149,304                               -           -  9,544,710          -           -
  Zero Coupon Fund - 2010, 462,374
   shares, cost $6,782,664                               -           -          -  8,341,232           -
  Global Income Fund, 1,699,803
   shares, cost $21,878,611                              -           -          -          -  22,879,348
                                              ------------  ----------  ---------  ---------  ----------

     Total assets                              115,879,236  25,941,979  9,544,710  8,341,232  22,879,348
                                              ------------  ----------  ---------  ---------  ----------

Liabilities:

 Accrued mortality and expense risk charges        121,746      28,423     12,398     11,226      25,406
 Accrued administrative charges                     14,610       3,411      1,488      1,347       3,049
                                              ------------  ----------  ---------  ---------  ----------

     Total liabilities                             136,356      31,834     13,886     12,573      28,455
                                              ------------  ----------  ---------  ---------  ----------

     Net assets                               $115,742,880  25,910,145  9,530,824  8,328,659  22,850,893
                                              ============  ==========  =========  =========  ==========

Contract owners' equity (note 5)              $115,742,880  25,910,145  9,530,824  8,328,659  22,850,893
                                              ============  ==========  =========  =========  ==========


See accompanying notes to financial statements.


                                            PREFERRED LIFE VARIABLE ACCOUNT C
                                                            of
                                       PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                     Statements of Assets and Liabilities (Continued)

                                                    December 31, 1995

                                               Investment                Adjustable  Templeton                 Templeton
                                                  Grade        Income       U.S.      Pacific      Rising    International
                                              Intermediate   Securities  Government    Growth    Dividends      Equity
                                                Bond Fund       Fund        Fund        Fund        Fund         Fund
                                              -------------  ----------  ----------  ----------  ----------  -------------
Investments at net asset value:

 Franklin Valuemark Funds:
  Investment Grade Intermediate Bond Fund,
   1,126,912 shares, cost $15,095,668         $  15,833,118           -           -           -           -              -
  Income Securities Fund, 5,493,020
   shares, cost $82,263,813                               -  90,470,044           -           -           -              -
  Adjustable U.S. Government Fund,
   1,435,234 shares, cost $15,798,935                     -           -  15,443,114           -           -              -
  Templeton Pacific Growth Fund,
   1,777,444 shares, cost $23,935,347                     -           -           -  24,724,244           -              -
  Rising Dividends Fund, 3,145,163
   shares, cost $33,512,716                               -           -           -           -  39,817,759              -
  Templeton International Equity Fund,
   4,060,207 shares, cost $51,176,118                     -           -           -           -           -     54,081,956
                                              -------------  ----------  ----------  ----------  ----------  -------------

     Total assets                                15,833,118  90,470,044  15,443,114  24,724,244  39,817,759     54,081,956
                                              -------------  ----------  ----------  ----------  ----------  -------------

Liabilities:

 Accrued mortality and expense risk charges          18,756      94,418      17,872      27,795      42,921         57,325
 Accrued administrative charges                       2,251      11,330       2,145       3,335       5,150          6,879
                                              -------------  ----------  ----------  ----------  ----------  -------------

     Total liabilities                               21,007     105,748      20,017      31,130      48,071         64,204
                                              -------------  ----------  ----------  ----------  ----------  -------------

     Net assets                               $  15,812,111  90,364,296  15,423,097  24,693,114  39,769,688     54,017,752
                                              =============  ==========  ==========  ==========  ==========  =============

Contract owners' equity (note 5)              $  15,812,111  90,364,296  15,423,097  24,693,114  39,769,688     54,017,752
                                              =============  ==========  ==========  ==========  ==========  =============


See accompanying notes to financial statements.


                              PREFERRED LIFE VARIABLE ACCOUNT C
                                              of
                         PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                       Statements of Assets and Liabilities (Continued)

                                      December 31, 1995

                                               Templeton               Templeton
                                              Developing   Templeton     Global
                                                Markets      Global      Asset        Total
                                                Equity       Growth    Allocation      All
                                                 Fund         Fund        Fund        Funds
                                              -----------  ----------  ----------  -----------
Investments at net asset value:

 Franklin Valuemark Funds:
  Templeton Developing Markets Equity Fund,
   742,850 shares, cost $7,462,623            $ 7,265,075           -           -
  Templeton Global Growth Fund,
   1,368,630 shares, cost $14,792,088                   -  16,081,401           -
  Templeton Global Asset Allocation Fund,
   36,125 shares, cost $375,595                         -           -     380,039
                                              -----------  ----------  ----------

     Total assets                               7,265,075  16,081,401     380,039  691,164,941
                                              -----------  ----------  ----------  -----------

Liabilities:

 Accrued mortality and expense risk charges         9,851      17,922         692      759,779
 Accrued administrative charges                     1,182       2,151          83       91,173
                                              -----------  ----------  ----------  -----------

     Total liabilities                             11,033      20,073         775      850,952
                                              -----------  ----------  ----------  -----------

     Net assets                               $ 7,254,042  16,061,328     379,264  690,313,989
                                              ===========  ==========  ==========  ===========

Contract owners' equity (note 5)              $ 7,254,042  16,061,328     379,264  690,313,989
                                              ===========  ==========  ==========  ===========


See accompanying notes to financial statements.


                                            PREFERRED LIFE VARIABLE ACCOUNT C
                                                            of
                                       PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                                 Statements of Operations

                                           For the year ended December 31, 1995

                                                             Growth                                  Real         U.S.
                                                Money          and       Precious       High        Estate     Government
                                               Market        Income       Metals       Income     Securities   Securities
                                                Fund          Fund         Fund         Fund         Fund         Fund
                                            -------------  -----------  -----------  -----------  -----------  -----------
Investment income:
  Dividends reinvested in fund shares       $  1,702,719      686,196      114,561    1,981,032      449,629    5,443,054
                                            -------------  -----------  -----------  -----------  -----------  -----------

Expenses:
  Mortality and expense risk charges             384,368      729,516      101,362      379,560      171,462      987,589
  Administrative charges                          46,124       87,542       12,163       45,547       20,575      118,511
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Total expenses                              430,492      817,058      113,525      425,107      192,037    1,106,100
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Investment income (loss), net             1,272,227     (130,862)       1,036    1,555,925      257,592    4,336,954

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                       -    1,493,701       84,810            -            -            -
                                            -------------  -----------  -----------  -----------  -----------  -----------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                        34,706,801    6,248,121    3,571,693    3,114,040    3,371,551    9,941,087
   Cost of investments sold                  (34,706,801)  (5,370,730)  (3,462,116)  (2,930,236)  (3,185,183)  (9,673,610)
                                            -------------  -----------  -----------  -----------  -----------  -----------
     Total realized gains (losses) on
      sales of investments, net                        -      877,391      109,577      183,804      186,368      267,477
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Realized gains (losses)
      on investments, net                              -    2,371,092      194,387      183,804      186,368      267,477

  Net change in unrealized appreciation
   (depreciation) on investments                       -   13,508,956     (159,374)   3,050,410    1,571,058    8,140,679
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net               -   15,880,048       35,013    3,234,214    1,757,426    8,408,156
                                            -------------  -----------  -----------  -----------  -----------  -----------

Net increase (decrease) in
 net assets from operations                 $  1,272,227   15,749,186       36,049    4,790,139    2,015,018   12,745,110
                                            =============  ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                            PREFERRED LIFE VARIABLE ACCOUNT C
                                                            of
                                       PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                           Statements of Operations (Continued)

                                           For the year ended December 31, 1995

                                                              Zero         Zero         Zero         Zero
                                               Utility       Coupon       Coupon       Coupon       Coupon       Global
                                               Equity        Fund -       Fund -       Fund -       Fund -       Income
                                                Fund          1995         2000         2005         2010         Fund
                                            -------------  -----------  -----------  -----------  -----------  -----------
Investment income:
  Dividends reinvested in fund shares       $  5,790,676      305,200    1,020,445      335,762      190,626      848,947
                                            -------------  -----------  -----------  -----------  -----------  -----------

Expenses:
  Mortality and expense risk charges           1,316,445       47,905      283,564      101,234       77,260      282,767
  Administrative charges                         157,973        5,749       34,028       12,148        9,271       33,932
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Total expenses                            1,474,418       53,654      317,592      113,382       86,531      316,699
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Investment income (loss), net             4,316,258      251,546      702,853      222,380      104,095      532,248

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                       -        1,505            -            -            -            -
                                            -------------  -----------  -----------  -----------  -----------  -----------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                        13,252,568    5,370,197    1,966,586    1,126,263    1,248,944    4,501,239
   Cost of investments sold                  (13,196,612)  (5,562,152)  (1,839,860)  (1,032,980)  (1,112,897)  (4,502,654)
                                            -------------  -----------  -----------  -----------  -----------  -----------
     Total realized gains (losses) on
      sales of investments, net                   55,956     (191,955)     126,726       93,283      136,047       (1,415)
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Realized gains (losses)
      on investments, net                         55,956     (190,450)     126,726       93,283      136,047       (1,415)

  Net change in unrealized appreciation
   (depreciation) on investments              22,857,816      189,438    2,953,835    1,761,299    1,835,020    2,220,962
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net      22,913,772       (1,012)   3,080,561    1,854,582    1,971,067    2,219,547
                                            -------------  -----------  -----------  -----------  -----------  -----------

Net increase (decrease) in
  net assets from operations                $ 27,230,030      250,534    3,783,414    2,076,962    2,075,162    2,751,795
                                            =============  ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                               PREFERRED LIFE VARIABLE ACCOUNT C
                                                              of
                                         PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                             Statements of Operations (Continued)

                                             For the year ended December 31, 1995

                                              Investment                 Adjustable    Templeton                   Templeton
                                                Grade         Income        U.S.        Pacific       Rising     International
                                             Intermediate   Securities   Government      Growth      Dividends       Equity
                                              Bond Fund        Fund         Fund          Fund         Fund           Fund
                                            --------------  -----------  -----------  ------------  -----------  --------------
Investment income:
  Dividends reinvested in fund shares       $     625,846    4,463,912    1,064,752       475,320      705,270         868,500
                                            --------------  -----------  -----------  ------------  -----------  --------------

Expenses:
  Mortality and expense risk charges              194,807    1,007,879      205,641       315,150      420,881         652,856
  Administrative charges                           23,377      120,945       24,677        37,818       50,506          78,343
                                            --------------  -----------  -----------  ------------  -----------  --------------

     Total expenses                               218,184    1,128,824      230,318       352,968      471,387         731,199
                                            --------------  -----------  -----------  ------------  -----------  --------------

     Investment income (loss), net                407,662    3,335,088      834,434       122,352      233,883         137,301

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                        -      359,303            -       197,651            -       1,076,084
                                            --------------  -----------  -----------  ------------  -----------  --------------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                          2,396,819    7,645,636    8,638,265    10,736,934    3,225,174      11,357,476
   Cost of investments sold                    (2,283,330)  (7,277,276)  (8,608,092)  (10,757,017)  (3,053,289)    (10,862,358)
                                            --------------  -----------  -----------  ------------  -----------  --------------
     Total realized gains (losses) on
      sales of investments, net                   113,489      368,360       30,173       (20,083)     171,885         495,118
                                            --------------  -----------  -----------  ------------  -----------  --------------

     Realized gains (losses)
      on investments, net                         113,489      727,663       30,173       177,568      171,885       1,571,202

  Net change in unrealized appreciation
   (depreciation) on investments                  741,960   10,991,916      408,278     1,218,429    7,802,711       2,705,597
                                            --------------  -----------  -----------  ------------  -----------  --------------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net          855,449   11,719,579      438,451     1,395,997    7,974,596       4,276,799
                                            --------------  -----------  -----------  ------------  -----------  --------------

Net increase (decrease) in
 net assets from operations                 $   1,263,111   15,054,667    1,272,885     1,518,349    8,208,479       4,414,100
                                            ==============  ===========  ===========  ============  ===========  ==============


See accompanying notes to financial statements.


                                     PREFERRED LIFE VARIABLE ACCOUNT C
                                                     of
                                PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                    Statements of Operations (Continued)

                                    For the year ended December 31, 1995

                                                        Templeton                  Templeton
                                                        Developing    Templeton     Global
                                                         Markets       Global        Asset         Total
                                                          Equity       Growth     Allocation        All
                                                           Fund         Fund         Fund          Funds
                                                       ------------  -----------  -----------  -------------
Investment income:
  Dividends reinvested in fund shares                  $    24,621       62,358        6,393     27,165,819
                                                       ------------  -----------  -----------  -------------

Expenses:
  Mortality and expense risk charges                        82,308      152,297          691      7,895,542
  Administrative charges                                     9,877       18,276           83        947,465
                                                       ------------  -----------  -----------  -------------

     Total expenses                                         92,185      170,573          774      8,843,007
                                                       ------------  -----------  -----------  -------------

     Investment income (loss), net                         (67,564)    (108,215)       5,619     18,322,812

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds        5,785            -            -      3,218,839
                                                       ------------  -----------  -----------  -------------
  Realized gains (losses) on sales of investments:
   Proceeds from sales                                   1,468,510    1,168,762            5    135,056,671
   Cost of investments sold                             (1,555,799)  (1,129,187)          (5)  (132,102,184)
                                                       ------------  -----------  -----------  -------------
     Total realized gains (losses) on
      sales of investments, net                            (87,289)      39,575            -      2,954,487
                                                       ------------  -----------  -----------  -------------

     Realized gains (losses) on investments, net           (81,504)      39,575            -      6,173,326

  Net change in unrealized appreciation
   (depreciation) on investments                           194,657    1,297,011        4,444     83,295,102
                                                       ------------  -----------  -----------  -------------

     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net      113,153    1,336,586        4,444     89,468,428
                                                       ------------  -----------  -----------  -------------

Net increase (decrease) in net assets from operations  $    45,589    1,228,371       10,063    107,791,240
                                                       ============  ===========  ===========  =============


See accompanying notes to financial statements.


                                              PREFERRED LIFE VARIABLE ACCOUNT C
                                                             of
                                        PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                             Statements of Changes in Net Assets

                                       For the years ended December 31, 1995 and 1994

                                                                             Growth       Growth
                                                   Money        Money         and          and       Precious     Precious
                                                   Market       Market       Income       Income       Metals       Metals
                                                    Fund         Fund         Fund         Fund         Fund         Fund
                                                ------------  -----------  -----------  -----------  -----------  -----------
                                                    1995         1994         1995         1994         1995         1994
                                                ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $ 1,272,227      564,232     (130,862)    (284,817)       1,036      (64,893)
  Realized gains (losses) on investments, net             -            -    2,371,092      850,469      194,387      166,832
  Net change in unrealized appreciation
   (depreciation) on investments                          -            -   13,508,956   (2,200,082)    (159,374)    (466,699)
                                                ------------  -----------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      from operations                             1,272,227      564,232   15,749,186   (1,634,430)      36,049     (364,760)
                                                ------------  -----------  -----------  -----------  -----------  -----------
 Contract transactions (note 5):
  Purchase payments                              10,218,144   20,235,166    9,813,889   12,533,220      519,389    3,576,266
  Transfers between funds                        (4,383,738)   9,008,938    9,626,678    4,254,917   (1,028,654)   1,278,991
  Surrenders and terminations                    (9,093,964)  (6,138,474)  (5,346,187)  (2,158,598)  (1,296,763)  (1,073,457)
  Rescissions                                      (157,205)    (611,504)    (240,118)    (226,365)     (10,660)     (22,490)
  Other transactions (note 2)                       (14,462)     105,617       20,814       (9,269)       8,924         (317)
                                                ------------  -----------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      resulting from contract transactions       (3,431,225)  22,599,743   13,875,076   14,393,905   (1,807,764)   3,758,993
                                                ------------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets                (2,158,998)  23,163,975   29,624,262   12,759,475   (1,771,715)   3,394,233
                                                ------------  -----------  -----------  -----------  -----------  -----------

Net assets at beginning of year                  30,729,692    7,565,717   45,616,137   32,856,662    9,050,074    5,655,841
                                                ------------  -----------  -----------  -----------  -----------  -----------

Net assets at end of year                       $28,570,694   30,729,692   75,240,399   45,616,137    7,278,359    9,050,074
                                                ============  ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                               PREFERRED LIFE VARIABLE ACCOUNT C
                                                              of
                                         PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                        Statements of Changes in Net Assets (Continued)

                                        For the years ended December 31, 1995 and 1994

                                                                              Real         Real          U.S.          U.S.
                                                    High         High        Estate       Estate      Government    Government
                                                   Income       Income     Securities   Securities    Securities    Securities
                                                    Fund         Fund         Fund         Fund          Fund          Fund
                                                ------------  -----------  -----------  -----------  ------------  ------------
                                                    1995         1994         1995         1994          1995          1994
                                                ------------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $ 1,555,925      704,962      257,592      (27,841)    4,336,954     3,017,608
  Realized gains (losses) on investments, net       183,804      153,346      186,368       12,292       267,477      (473,434)
  Net change in unrealized appreciation
   (depreciation) on investments                  3,050,410   (1,605,134)   1,571,058       (9,769)    8,140,679    (7,889,476)
                                                ------------  -----------  -----------  -----------  ------------  ------------

     Net increase (decrease) in net assets
      from operations                             4,790,139     (746,826)   2,015,018      (25,318)   12,745,110    (5,345,302)
                                                ------------  -----------  -----------  -----------  ------------  ------------
 Contract transactions (note 5):
  Purchase payments                               5,159,574    8,837,799      855,153    4,925,336     6,926,791    15,371,426
  Transfers between funds                         4,954,937    1,621,416   (1,207,296)   3,344,209       191,742   (16,943,563)
  Surrenders and terminations                    (3,965,674)  (1,841,609)  (1,337,000)    (912,278)  (10,633,602)   (8,269,859)
  Rescissions                                      (140,311)    (104,329)      (3,433)     (23,872)     (102,845)     (826,373)
  Other transactions (note 2)                        26,007       10,298      (13,953)      15,171        60,100       (12,573)
                                                ------------  -----------  -----------  -----------  ------------  ------------

     Net increase (decrease) in net assets
      resulting from contract transactions        6,034,533    8,523,575   (1,706,529)   7,348,566    (3,557,814)  (10,680,942)
                                                ------------  -----------  -----------  -----------  ------------  ------------

Increase (decrease) in net assets                10,824,672    7,776,749      308,489    7,323,248     9,187,296   (16,026,244)
                                                ------------  -----------  -----------  -----------  ------------  ------------

Net assets at beginning of year                  24,983,542   17,206,793   14,035,014    6,711,766    73,747,431    89,773,675
                                                ------------  -----------  -----------  -----------  ------------  ------------

Net assets at end of year                       $35,808,214   24,983,542   14,343,503   14,035,014    82,934,727    73,747,431
                                                ============  ===========  ===========  ===========  ============  ============


See accompanying notes to financial statements.


                                              PREFERRED LIFE VARIABLE ACCOUNT C
                                                              of
                                         PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                       Statements of Changes in Net Assets (Continued)

                                        For the years ended December 31, 1995 and 1994

                                                                                Zero         Zero        Zero         Zero
                                                  Utility        Utility       Coupon       Coupon      Coupon       Coupon
                                                   Equity         Equity       Fund -       Fund -      Fund -       Fund -
                                                    Fund           Fund         1995         1995        2000         2000
                                                -------------  ------------  -----------  ----------  -----------  -----------
                                                    1995           1994         1995         1994        1995         1994
                                                -------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $  4,316,258     2,838,666      251,546     206,133      702,853      524,224
  Realized gains (losses) on investments, net         55,956    (1,415,406)    (190,450)     (8,594)     126,726       91,297
  Net change in unrealized appreciation
   (depreciation) on investments                  22,857,816   (17,590,119)     189,438    (222,658)   2,953,835   (1,812,252)
                                                -------------  ------------  -----------  ----------  -----------  -----------

     Net increase (decrease) in net assets
      from operations                             27,230,030   (16,166,859)     250,534     (25,119)   3,783,414   (1,196,731)
                                                -------------  ------------  -----------  ----------  -----------  -----------
 Contract transactions (note 5):
  Purchase payments                                5,661,401    16,521,939       98,208   1,016,548    4,576,315    6,524,472
  Transfers between funds                             12,705   (26,596,445)  (4,136,645)    612,501    1,668,576    1,062,503
  Surrenders and terminations                    (12,439,249)   (7,474,582)  (1,151,452)   (515,158)  (1,821,211)  (1,747,638)
  Rescissions                                        (77,953)     (383,473)           -     (51,312)     (83,503)    (150,398)
  Other transactions (note 2)                        (58,695)      (13,092)      (2,549)     (1,699)     (10,464)       7,579
                                                -------------  ------------  -----------  ----------  -----------  -----------

     Net increase (decrease) in net assets
      resulting from contract transactions        (6,901,791)  (17,945,653)  (5,192,438)  1,060,880    4,329,713    5,696,518
                                                -------------  ------------  -----------  ----------  -----------  -----------

Increase (decrease) in net assets                 20,328,239   (34,112,512)  (4,941,904)  1,035,761    8,113,127    4,499,787
                                                -------------  ------------  -----------  ----------  -----------  -----------

Net assets at beginning of year                   95,414,641   129,527,153    4,941,904   3,906,143   17,797,018   13,297,231
                                                -------------  ------------  -----------  ----------  -----------  -----------

Net assets at end of year                       $115,742,880    95,414,641            -   4,941,904   25,910,145   17,797,018
                                                =============  ============  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.


                                            PREFERRED LIFE VARIABLE ACCOUNT C
                                                           of
                                      PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                     Statements of Changes in Net Assets (Continued)

                                     For the years ended December 31, 1995 and 1994

                                                   Zero         Zero        Zero        Zero
                                                  Coupon       Coupon      Coupon      Coupon      Global       Global
                                                  Fund -       Fund -      Fund -      Fund -      Income       Income
                                                   2005         2005        2010        2010        Fund         Fund
                                                -----------  ----------  ----------  ----------  -----------  -----------
                                                   1995         1994        1995        1994        1995         1994
                                                -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $  222,380     151,642     104,095      94,989      532,248      276,443
  Realized gains (losses) on investments, net       93,283      86,433     136,047      18,712       (1,415)     155,497
  Net change in unrealized appreciation
   (depreciation) on investments                 1,761,299    (887,768)  1,835,020    (515,561)   2,220,962   (1,886,070)
                                                -----------  ----------  ----------  ----------  -----------  -----------

     Net increase (decrease) in net assets
      from operations                            2,076,962    (649,693)  2,075,162    (401,860)   2,751,795   (1,454,130)
                                                -----------  ----------  ----------  ----------  -----------  -----------
 Contract transactions (note 5):
  Purchase payments                              1,473,577   2,062,590   1,372,656   1,257,365    1,801,423    8,011,192
  Transfers between funds                          233,767    (716,211)  1,449,788    (205,063)  (2,122,962)   2,676,522
  Surrenders and terminations                     (674,347)   (342,303)   (546,211)   (118,829)  (2,408,309)  (1,501,529)
  Rescissions                                      (57,421)    (25,851)    (37,383)    (23,229)     (55,851)    (163,384)
  Other transactions (note 2)                       (5,108)     (3,720)      6,378      (2,063)      (2,956)      16,850
                                                -----------  ----------  ----------  ----------  -----------  -----------

     Net increase (decrease) in net assets
      resulting from contract transactions         970,468     974,505   2,245,228     908,181   (2,788,655)   9,039,651
                                                -----------  ----------  ----------  ----------  -----------  -----------

Increase (decrease) in net assets                3,047,430     324,812   4,320,390     506,321      (36,860)   7,585,521
                                                -----------  ----------  ----------  ----------  -----------  -----------

Net assets at beginning of year                  6,483,394   6,158,582   4,008,269   3,501,948   22,887,753   15,302,232
                                                -----------  ----------  ----------  ----------  -----------  -----------

Net assets at end of year                       $9,530,824   6,483,394   8,328,659   4,008,269   22,850,893   22,887,753
                                                ===========  ==========  ==========  ==========  ===========  ===========


See accompanying notes to financial statements.


                                                PREFERRED LIFE VARIABLE ACCOUNT C
                                                                of
                                           PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                         Statements of Changes in Net Assets (Continued)

                                          For the years ended December 31, 1995 and 1994

                                                  Investment     Investment                              Adjustable    Adjustable
                                                    Grade          Grade         Income       Income        U.S.          U.S.
                                                 Intermediate   Intermediate   Securities   Securities   Government    Government
                                                   Bond Fund      Bond Fund       Fund         Fund         Fund          Fund
                                                --------------  -------------  -----------  -----------  -----------  ------------
                                                     1995           1994          1995         1994         1995          1994
                                                --------------  -------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $     407,662        213,851    3,335,088    1,073,586      834,434       664,691
  Realized gains (losses) on investments, net         113,489         76,610      727,663      260,851       30,173      (264,507)
  Net change in unrealized appreciation
   (depreciation) on investments                      741,960       (412,173)  10,991,916   (6,238,272)     408,278      (745,000)
                                                --------------  -------------  -----------  -----------  -----------  ------------

     Net increase (decrease) in net assets
      from operations                               1,263,111       (121,712)  15,054,667   (4,903,835)   1,272,885      (344,816)
                                                --------------  -------------  -----------  -----------  -----------  ------------
 Contract transactions (note 5):
  Purchase payments                                 1,409,677      4,279,682    9,139,669   29,130,260    3,442,581    10,829,027
  Transfers between funds                            (567,286)      (536,649)   3,107,003    6,471,357   (6,776,712)  (11,523,439)
  Surrenders and terminations                      (1,684,507)      (953,308)  (9,000,292)  (4,321,170)  (1,983,546)   (1,461,901)
  Rescissions                                        (109,318)       (52,789)    (299,389)    (694,175)    (109,220)      (97,065)
  Other transactions (note 2)                          29,946          4,934      (26,339)        (110)       5,818        (9,159)
                                                --------------  -------------  -----------  -----------  -----------  ------------

     Net increase (decrease) in net assets
      resulting from contract transactions           (921,488)     2,741,870    2,920,652   30,586,162   (5,421,079)   (2,262,537)
                                                --------------  -------------  -----------  -----------  -----------  ------------

Increase (decrease) in net assets                     341,623      2,620,158   17,975,319   25,682,327   (4,148,194)   (2,607,353)
                                                --------------  -------------  -----------  -----------  -----------  ------------

Net assets at beginning of year                    15,470,488     12,850,330   72,388,977   46,706,650   19,571,291    22,178,644
                                                --------------  -------------  -----------  -----------  -----------  ------------

Net assets at end of year                       $  15,812,111     15,470,488   90,364,296   72,388,977   15,423,097    19,571,291
                                                ==============  =============  ===========  ===========  ===========  ============


See accompanying notes to financial statements.


                                           PREFERRED LIFE VARIABLE ACCOUNT C
                                                           of
                                      PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                    Statements of Changes in Net Assets (Continued)

                                     For the years ended December 31, 1995 and 1994

                                      Templeton     Templeton                               Templeton       Templeton
                                       Pacific       Pacific      Rising       Rising     International   International
                                        Growth       Growth      Dividends    Dividends       Equity          Equity
                                         Fund         Fund         Fund         Fund           Fund            Fund
                                     ------------  -----------  -----------  -----------  --------------  --------------
                                         1995         1994         1995         1994           1995            1994
                                     ------------  -----------  -----------  -----------  --------------  --------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net      $   122,352     (266,437)     233,883       83,405         137,301        (423,506)
  Realized gains (losses)
   on investments, net                   177,568      417,268      171,885     (150,567)      1,571,202         520,885
  Net change in unrealized
   appreciation (depreciation)
   on investments                      1,218,429   (2,435,240)   7,802,711   (1,515,045)      2,705,597      (1,575,004)
                                     ------------  -----------  -----------  -----------  --------------  --------------

     Net increase (decrease) in
      net assets from operations       1,518,349   (2,284,409)   8,208,479   (1,582,207)      4,414,100      (1,477,625)
                                     ------------  -----------  -----------  -----------  --------------  --------------
 Contract transactions (note 5):
  Purchase payments                    2,319,030   12,437,434    3,197,446    5,956,165       6,496,208      21,636,160
  Transfers between funds             (3,818,916)   6,046,223    2,459,150   (2,607,296)     (1,789,112)     15,583,976
  Surrenders and terminations         (2,340,908)  (2,090,878)  (2,693,128)  (1,593,730)     (4,549,735)     (2,203,244)
  Rescissions                            (28,713)    (108,539)     (85,057)    (105,012)       (162,298)       (401,811)
  Other transactions (note 2)              7,196       14,043       (1,840)      (6,097)          1,255          19,358
                                     ------------  -----------  -----------  -----------  --------------  --------------

     Net increase (decrease)
      in net assets resulting
      from contract transactions      (3,862,311)  16,298,283    2,876,571    1,644,030          (3,682)     34,634,439
                                     ------------  -----------  -----------  -----------  --------------  --------------

Increase (decrease) in net assets     (2,343,962)  14,013,874   11,085,050       61,823       4,410,418      33,156,814
                                     ------------  -----------  -----------  -----------  --------------  --------------

Net assets at beginning of year       27,037,076   13,023,202   28,684,638   28,622,815      49,607,334      16,450,520
                                     ------------  -----------  -----------  -----------  --------------  --------------

Net assets at end of year            $24,693,114   27,037,076   39,769,688   28,684,638      54,017,752      49,607,334
                                     ============  ===========  ===========  ===========  ==============  ==============


See accompanying notes to financial statements.


                                       PREFERRED LIFE VARIABLE ACCOUNT C
                                                       of
                                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                Statements of Changes in Net Assets (Continued)

                                 For the years ended December 31, 1995 and 1994

                                      Templeton     Templeton                             Templeton   Templeton
                                      Developing   Developing    Templeton   Templeton     Global       Global
                                       Markets       Markets      Global       Global       Asset       Asset
                                        Equity       Equity       Growth       Growth    Allocation   Allocation
                                         Fund         Fund         Fund         Fund        Fund         Fund
                                     ------------  -----------  -----------  ----------  -----------  ----------
                                         1995         1994         1995         1994        1995         1994
                                     ------------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net      $   (67,564)     (25,848)    (108,215)    (42,501)       5,619            -
  Realized gains (losses)
   on investments, net                   (81,504)       2,075       39,575         208            -            -
  Net change in unrealized
   appreciation (depreciation)
   on investments                        194,657     (392,205)   1,297,011      (7,698)       4,444            -
                                     ------------  -----------  -----------  ----------  -----------  ----------

     Net increase (decrease) in
      net assets from operations          45,589     (415,978)   1,228,371     (49,991)      10,063            -
                                     ------------  -----------  -----------  ----------  -----------  ----------
 Contract transactions (note 5):
  Purchase payments                    1,669,155    3,620,848    4,461,457   4,944,049      210,368            -
  Transfers between funds                274,802    2,487,493    1,693,077   4,679,620      159,096            -
  Surrenders and terminations           (335,121)     (83,207)    (718,944)   (138,417)        (250)           -
  Rescissions                                  -      (24,211)     (11,376)    (33,934)           -            -
  Other transactions (note 2)             10,658        4,014        8,442      (1,026)         (13)           -
                                     ------------  -----------  -----------  ----------  -----------  ----------

     Net increase (decrease)
      in net assets resulting
      from contract transactions       1,619,494    6,004,937    5,432,656   9,450,292      369,201            -
                                     ------------  -----------  -----------  ----------  -----------  ----------

Increase (decrease) in net assets      1,665,083    5,588,959    6,661,027   9,400,301      379,264            -
                                     ------------  -----------  -----------  ----------  -----------  ----------

Net assets at beginning of year        5,588,959            -    9,400,301           -            -            -
                                     ------------  -----------  -----------  ----------  -----------  ----------

Net assets at end of year            $ 7,254,042    5,588,959   16,061,328   9,400,301      379,264            -
                                     ============  ===========  ===========  ==========  ===========  ==========


See accompanying notes to financial statements.


                      PREFERRED LIFE VARIABLE ACCOUNT C
                                      of
                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

               Statements of Changes in Net Assets (Continued)

                For the years ended December 31, 1995 and 1994

                                                    Total         Total
                                                     All           All
                                                    Funds         Funds
                                                -------------  ------------
                                                    1995           1994
                                                -------------  ------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $ 18,322,812     9,278,589
  Realized gains (losses) on investments, net      6,173,326       500,267
  Net change in unrealized appreciation
   (depreciation) on investments                  83,295,102   (48,406,225)
                                                -------------  ------------

     Net increase (decrease) in net assets
      from operations                            107,791,240   (38,627,369)
                                                -------------  ------------
 Contract transactions (note 5):
  Purchase payments                               80,822,111   193,706,944
  Transfers between funds                                  -             -
  Surrenders and terminations                    (74,020,400)  (44,940,169)
  Rescissions                                     (1,772,054)   (4,130,116)
  Other transactions (note 2)                         49,159       138,739
                                                -------------  ------------

     Net increase (decrease) in net assets
      resulting from contract transactions         5,078,816   144,775,398
                                                -------------  ------------

Increase (decrease) in net assets                112,870,056   106,148,029
                                                -------------  ------------

Net assets at beginning of year                  577,443,933   471,295,904
                                                -------------  ------------

Net assets at end of year                       $690,313,989   577,443,933
                                                =============  ============


See accompanying notes to financial statements.

                      PREFERRED LIFE VARIABLE ACCOUNT C

                                      of

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                        Notes to Financial Statements

                              December 31, 1995


1.  ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred
Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.

2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Templeton Developing Markets Equity Fund and Templeton Global Growth Fund were added as available investment options on April 25, 1994. The Templeton Global Asset Allocation Fund was added as an available investment option on August 4, 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995.

In  April  1995,  the Equity Growth Fund name was changed to Growth and Income
Fund.


EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1995 and 1994 were $475,980 and $369,180, respectively. These contract charges are reflected in the financial statements as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:


Years Since Payment  Charge
-------------------  -------
0-1                       5%
1-2                       5%
2-3                       4%
3-4                       3%
4-5                     1.5%
5 +                       0%



and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1995 and 1994 were $1,304,496 and $944,991, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the years ended December 31, 1995 and 1994 were $9,505 and $12,900, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.


On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid quarterly, without incurring a contingent deferred sales
charge.    The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3.  INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1995:



Money Market Fund                         $32,584,295
Growth and Income Fund                     21,568,094
Precious Metals Fund                        1,857,301
High Income Fund                           10,743,605
Real Estate Securities Fund                 1,938,652
U.S. Government Securities Fund            10,810,327
Utility Equity Fund                        10,793,452
Zero Coupon Fund - 1995                       427,463
Zero Coupon Fund - 2000                     7,026,743
Zero Coupon Fund - 2005                     2,330,493
Zero Coupon Fund - 2010                     3,607,798
Global Income Fund                          2,269,532
Investment Grade Intermediate Bond Fund     1,900,177
Income Securities Fund                     14,358,504
Adjustable U.S. Government Fund             4,067,937
Templeton Pacific Growth Fund               7,221,593
Rising Dividends Fund                       6,379,014
Templeton International Equity Fund        12,625,379
Templeton Developing Markets Equity Fund    3,034,409
Templeton Global Growth Fund                6,509,776
Templeton Global Asset Allocation Fund        375,601



4.  FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

5.  CONTRACT TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the years ended December 31, 1995 and 1994 were as follows:



                                                              Growth                                               U.S.
                                                 Money         and        Precious      High      Real Estate   Government
                                                 Market       Income       Metals      Income      Securities   Securities
                                                  Fund         Fund         Fund        Fund          Fund         Fund
                                              ------------  -----------  ----------  -----------  ------------  -----------
Units outstanding at December 31, 1993            627,038    2,402,339     391,041    1,135,378       436,709    6,107,774
Contract transactions:
 Purchase payments                              1,661,743      923,189     255,888      600,639       314,797    1,080,502
 Transfers between funds                          742,599      305,438      80,754      107,167       208,412   (1,203,909)
 Surrenders and terminations                     (502,247)    (161,395)    (78,581)    (126,425)      (59,351)    (593,751)
 Rescissions                                      (50,318)     (16,981)     (1,666)      (7,160)       (1,532)     (59,151)
 Other transactions                                 8,617         (648)        (21)         713           987         (934)
                                              ------------  -----------  ----------  -----------  ------------  -----------
     Net increase (decrease) in
      accumulation units resulting
      from contract transactions                1,860,394    1,049,603     256,374      574,934       463,313     (777,243)
                                              ------------  -----------  ----------  -----------  ------------  -----------

Units outstanding at December 31, 1994          2,487,432    3,451,942     647,415    1,710,312       900,022    5,330,531
                                              ============  ===========  ==========  ===========  ============  ===========

Accumulation unit value
 per unit at December 31, 1994                $    12.354       13.215      13.979       14.608        15.594       13.835
                                              ============  ===========  ==========  ===========  ============  ===========

Contract transactions:
 Purchase payments                                808,615      638,299      37,598      314,237        53,324      450,010
 Transfers between funds                         (343,975)     625,732     (75,156)     305,234       (76,349)      12,062
 Surrenders and terminations                     (720,868)    (354,878)    (93,799)    (247,052)      (82,254)    (701,350)
 Rescissions                                      (12,471)     (15,727)       (826)      (8,639)         (216)      (6,620)
 Other transactions                                (1,113)       1,361         646        1,528          (877)       4,103
                                              ------------  -----------  ----------  -----------  ------------  -----------
     Net increase (decrease) in
      accumulation units resulting
      from contract transactions                 (269,812)     894,787    (131,537)     365,308      (106,372)    (241,795)
                                              ------------  -----------  ----------  -----------  ------------  -----------

Units outstanding at December 31, 1995          2,217,620    4,346,729     515,878    2,075,620       793,650    5,088,736
                                              ============  ===========  ==========  ===========  ============  ===========

Accumulation unit value
 per unit at December 31, 1995                $    12.883       17.310      14.109       17.252        18.073       16.298
                                              ============  ===========  ==========  ===========  ============  ===========

Accumulation net assets at December 31, 1995  $28,570,694   75,240,399   7,278,359   35,808,214    14,343,503   82,934,727
                                              ============  ===========  ==========  ===========  ============  ===========




                                                                        Zero        Zero         Zero        Zero
                                                          Utility      Coupon      Coupon       Coupon      Coupon      Global
                                                          Equity       Fund -      Fund -       Fund -      Fund -      Income
                                                           Fund         1995        2000         2005        2010        Fund
                                                       -------------  ---------  -----------  ----------  ----------  -----------
Units outstanding at December 31, 1993                    7,478,993    269,765      795,411     341,197     193,003    1,044,532
Contract transactions:
 Purchase payments                                        1,051,921     70,708      414,919     125,015      76,028      561,113
 Transfers between funds                                 (1,696,778)    42,828       68,710     (40,577)     (8,676)     180,054
 Surrenders and terminations                               (491,312)   (35,886)    (112,129)    (21,155)     (7,322)    (107,849)
 Rescissions                                                (24,704)    (3,621)      (9,747)     (1,457)     (1,286)     (11,608)
 Other transactions                                            (922)      (118)         503        (227)       (127)       1,196
                                                       -------------  ---------  -----------  ----------  ----------  -----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions         (1,161,795)    73,911      362,256      61,599      58,617      622,906
                                                       -------------  ---------  -----------  ----------  ----------  -----------

Units outstanding at December 31, 1994                    6,317,198    343,676    1,157,667     402,796     251,620    1,667,438
                                                       =============  =========  ===========  ==========  ==========  ===========

Accumulation unit value per unit at December 31, 1994  $     15.104     14.380       15.373      16.096      15.930       13.726
                                                       =============  =========  ===========  ==========  ==========  ===========

Contract transactions:
 Purchase payments                                          333,194      6,693      273,272      79,107      72,448      124,367
 Transfers between funds                                      3,713   (272,809)      98,289      13,994      76,355     (148,545)
 Surrenders and terminations                               (730,042)   (77,389)    (107,109)    (36,702)    (27,481)    (167,077)
 Rescissions                                                 (4,745)         -       (5,154)     (3,194)     (1,958)      (3,868)
 Other transactions                                          (3,359)      (171)        (616)       (278)        311         (199)
                                                       -------------  ---------  -----------  ----------  ----------  -----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions           (401,239)  (343,676)     258,682      52,927     119,675     (195,322)
                                                       -------------  ---------  -----------  ----------  ----------  -----------

Units outstanding at December 31, 1995                    5,915,959          -    1,416,349     455,723     371,295    1,472,116
                                                       =============  =========  ===========  ==========  ==========  ===========

Accumulation unit value per unit at December 31, 1995  $     19.565          -       18.294      20.914      22.431       15.522
                                                       =============  =========  ===========  ==========  ==========  ===========

Accumulation net assets at December 31, 1995           $115,742,880          -   25,910,145   9,530,824   8,328,659   22,850,893
                                                       =============  =========  ===========  ==========  ==========  ===========




                                                         Investment                 Adjustable    Templeton
                                                           Grade         Income        U.S.        Pacific      Rising
                                                        Intermediate   Securities   Government     Growth      Dividends
                                                         Bond Fund        Fund         Fund         Fund         Fund
                                                       --------------  -----------  -----------  -----------  -----------
Units outstanding at December 31, 1993                       893,048    2,633,679    1,970,803      914,981    2,771,594
Contract transactions:
 Purchase payments                                           300,084    1,705,232      968,718      921,042      599,000
 Transfers between funds                                     (37,700)     374,341   (1,032,132)     440,484     (261,335)
 Surrenders and terminations                                 (66,963)    (256,277)    (130,996)    (157,447)    (161,474)
 Rescissions                                                  (3,708)     (40,792)      (8,659)      (8,240)     (10,761)
 Other transactions                                              348            9         (819)       1,165         (653)
                                                       --------------  -----------  -----------  -----------  -----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions             192,061    1,782,513     (203,888)   1,197,004      164,777
                                                       --------------  -----------  -----------  -----------  -----------

Units outstanding at December 31, 1994                     1,085,109    4,416,192    1,766,915    2,111,985    2,936,371
                                                       ==============  ===========  ===========  ===========  ===========

Accumulation unit value per unit at December 31, 1994  $      14.257       16.392       11.077       12.802        9.769
                                                       ==============  ===========  ===========  ===========  ===========

Contract transactions:
 Purchase payments                                            94,073      501,986      295,879      180,173      283,866
 Transfers between funds                                     (37,800)     168,155     (590,890)    (297,776)     215,526
 Surrenders and terminations                                (113,583)    (501,023)    (172,610)    (181,062)    (246,273)
 Rescissions                                                  (7,335)     (16,684)      (9,352)      (2,214)      (7,459)
 Other transactions                                            2,084       (1,392)         549          517          (39)
                                                       --------------  -----------  -----------  -----------  -----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions             (62,561)     151,042     (476,424)    (300,362)     245,621
                                                       --------------  -----------  -----------  -----------  -----------

Units outstanding at December 31, 1995                     1,022,548    4,567,234    1,290,491    1,811,623    3,181,992
                                                       ==============  ===========  ===========  ===========  ===========

Accumulation unit value per unit at December 31, 1995  $      15.463       19.785       11.951       13.630       12.498
                                                       ==============  ===========  ===========  ===========  ===========

Accumulation net assets at December 31, 1995           $  15,812,111   90,364,296   15,423,097   24,693,114   39,769,688
                                                       ==============  ===========  ===========  ===========  ===========




                                                                         Templeton                 Templeton
                                                          Templeton     Developing    Templeton     Global
                                                        International     Markets      Global        Asset        Total
                                                           Equity         Equity       Growth     Allocation       All
                                                            Fund           Fund         Fund         Fund         Funds
                                                       ---------------  -----------  -----------  -----------  ------------
Units outstanding at December 31, 1993                      1,345,574            -            -            -    31,752,859
Contract transactions:
 Purchase payments                                          1,712,426      358,401      482,780            -    14,184,145
 Transfers between funds                                    1,226,646      242,892      455,573            -       194,791
 Surrenders and terminations                                 (175,010)      (8,146)     (13,427)           -    (3,267,143)
 Rescissions                                                  (32,139)      (2,370)      (3,306)           -      (299,206)
 Other transactions                                             1,611          381          (99)           -        10,962
                                                       ---------------  -----------  -----------  -----------  ------------
     Net increase (decrease) in accumulation
      units resulting from contract transactions            2,733,534      591,158      921,521            -    10,823,549
                                                       ---------------  -----------  -----------  -----------  ------------

Units outstanding at December 31, 1994                      4,079,108      591,158      921,521            -    42,576,408
                                                       ===============  ===========  ===========  ===========  ============

Accumulation unit value per unit at December 31, 1994  $       12.161        9.454       10.201            -
                                                       ===============  ===========  ===========  ===========

Contract transactions:
 Purchase payments                                            509,261      176,313      410,139       20,426     5,663,280
 Transfers between funds                                     (146,606)      23,378      151,645       15,409      (280,414)
 Surrenders and terminations                                 (356,227)     (34,856)     (66,588)         (24)   (5,018,247)
 Rescissions                                                  (12,742)           -       (1,052)           -      (120,256)
 Other transactions                                               120        1,079          808           (2)        5,060
                                                       ---------------  -----------  -----------  -----------  ------------
     Net increase (decrease) in accumulation
      units resulting from contract transactions               (6,194)     165,914      494,952       35,809       249,423
                                                       ---------------  -----------  -----------  -----------  ------------

Units outstanding at December 31, 1995                      4,072,914      757,072    1,416,473       35,809    42,825,831
                                                       ===============  ===========  ===========  ===========  ============

Accumulation unit value per unit at December 31, 1995  $       13.263        9.582       11.339       10.591
                                                       ===============  ===========  ===========  ===========

Accumulation net assets at December 31, 1995           $   54,017,752    7,254,042   16,061,328      379,264   690,313,989
                                                       ===============  ===========  ===========  ===========  ============
